Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
(A)	(B)		(C)		(D)	(E)	(F)	(G)	(H)	(I)
							Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for PEO (US$)		PEO CAP (US$) (6)		Average SCT Total for Non- PEO NEOs (US$) (2)	Average CAP for Non- PEO NEOs (US$) (2) (6)	Company TSR (7)	Peer Group TSR (7)	Net Income (US$) (8)	Adjusted EBITA (US$) (9)
	Andy Butcher (1)	Alok Maskara	Andy Butcher (1)	Alok Maskara
2025	2,662,967	—	2,010,102	—	594,297	516,171	108.0	98.0 (3)	7,700,000	42,800,000
2024	3,242,626	—	2,650,777	—	609,968	549,689	154.9	118.9 (4)	18,400,000	48,100,000
2023	1,823,752	—	879,314	—	446,574	341,117	67.8	129.9 (4)	(1,900,000)	26,900,000
2022	2,348,216	2,170,667	1,075,717	346,905	530,489	344,447	73.4	74.9 (4)	26,900,000	50,200,000
2021	—	2,339,733	—	3,622,066	773,235	890,867	120.5	128.8 (5)	29,900,000	48,700,000

____________

(1)   Andy Butcher’s compensation is not included within column (B) and column (C) for 2021, as he was not the Principal Executive Officer (“PEO”) at that time. His compensation is, however, included within columns (D) and (E) for 2021 when he was employed as a Non-PEO Named Executive Officer.

(2)   Non-PEO Named Executive Officers (“NEOs”) included within columns (D) and (E) in 2025, 2024 and 2023 are: Stephen Webster, Howard Mead, Jeffrey Moorefield, and Graham Wardlow. The Non-PEO NEOs included within columns (D) and (E) for 2022 are: Stephen Webster, Peter Gibbons, Jeffrey Moorefield, and Graham Wardlow. Heather Harding is not included as a Non-PEO NEO in 2022, given she resigned as CFO effective March 1, 2022 and served in an advisory role for the remainder of fiscal year 2022. As a result, the compensation paid to Ms. Harding in 2022 distorts the 2022 average SCT and CAP figures included in columns (D) and (E), justifying exclusion. The Non-PEO NEOs included within columns (D) and (E) for 2021 are: Andy Butcher, Stephen Webster, Graham Wardlow, and Heather Harding.

(3)   For 2025, the average Peer Group Total Shareholder Return was calculated with reference to the following companies: Albany International Corp.; Chart Industries, Inc.; Columbus McKinnon Corporation; Energy Recovery, Inc.; Enerpac Tool Group Corp.; EnPro Industries, Inc.; ESCO Technologies, Inc.; Graham Corporation; Greenland Technologies Holding Corporation; Helios Technologies, Inc.; Hillman Solutions Corp.; Hurco Companies, Inc.; Kadant Inc;. Kornit Digital Ltd.; L.B. Foster Company; Mayville Engineering Company, Inc.; Mueller Water Products, Inc.; Nisun International Enterprise Development Group Co., Ltd; NN, Inc.; Omega Flex, Inc.; Park-Ohio Holdings Corp.; Perma-Pipe International Holdings, Inc.; Proto Labs, Inc.; RBC Bearings Incorporated; SPX Corporation; Standex International Corporation; Tennant Company; The Eastern Company; and The Gorman-Rupp Company.

(4)   For 2024, 2023 and 2022, the average Peer Group Total Shareholder Return was calculated with reference to the following companies: Albany International Corp.; Barnes Group, Inc.; Chart Industries, Inc.; CIRCOR International, Inc.; Columbus McKinnon Corporation; Energy Recovery, Inc.; Enerpac Tool Group Corp.; EnPro Industries, Inc.; ESCO Technologies, Inc.; Evoqua Water Technologies Corp.; Fathom Digital Manufacturing Corporation; Graham Corporation; Greenland Technologies Holding Corporation; Helios Technologies, Inc.; Hillman Solutions Corp.; Hurco Companies, Inc.; Kadant Inc;. Kornit Digital Ltd.; L.B. Foster Company; Mayville Engineering Company, Inc.; Mueller Water Products, Inc.; Nisun International Enterprise Development Group Co., Ltd; NN, Inc.; Omega Flex, Inc.; Park-Ohio Holdings Corp.; Perma-Pipe International Holdings, Inc.; Proto Labs, Inc.; RBC Bearings Incorporated; SPX Corporation; SPX FLOW, Inc.; Standex International Corporation; Tennant Company; The Eastern Company; The Gorman-Rupp Company; and The L.S. Starrett Company.

(5)   For 2021, the average Peer Group Total Shareholder Return was calculated with reference to the following companies: Barnes Group, Inc.; Cabot Corporation; Carpenter Technology Corporation; Colfax Corporation; Element Solutions, Inc.; Ferroglobe PLC; Graco Inc.; Hexagon Composites ASA; Hexcel Corporation; Kaiser Aluminum Corporation; Koppers Holdings Inc.; Materion Corporation; MSA Safety Incorporated; Mueller Industries, Inc.; Neo Performance Materials Inc.; Schnitzer Steel Industries, Inc.; SunCoke Energy Inc.; TPI Composites Inc.; TriMas Corporation; and Worthington Industries Inc.

(6)   For each Covered Year, in determining both the CAP for our PEO and the average CAP for our Non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the Summary Compensation Table for such Covered Year:

•        the aggregate change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table; and

•        values reported in the Annual Equity Awards column of the Summary Compensation Table, as follows:

•      for any equity awards granted in the Covered Year that are outstanding and unvested as of December 31 of the relevant Covered Year, the year-end fair value of said awards is added;

•      for any awards granted in years prior to the Covered Year that are outstanding and unvested as of December 31 of the relevant Covered Year, the increase in fair value is added (or the decrease in fair value is deducted) by comparing the fair value as of December 31 of the Covered Year to the fair value at the end of the prior fiscal year;

•        for awards that are granted and vest in the same Covered Year, the fair value as of the vesting date is added;

•        for awards granted in prior years that vest in the Covered Year, the increase in fair value is added (or the decrease in fair value is deducted), by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal year; and

•        for awards granted in prior years that are deemed to fail to meet the applicable vesting condition during the Covered Year, the fair value as of December 31 of the prior fiscal year is deducted.

(7)   TSR as set forth in the Pay Versus Performance Table assumes, in each case, an initial fixed investment of $100 on January 1 of the relevant Covered Year, in Luxfer ordinary shares for our cumulative TSR, and in the PVP Peer Group for the PVP Peer Group cumulative TSR, based on market prices at the end of each fiscal year reported, and reinvestment of dividends.

(8)   Net income for the purposes of this pay versus performance disclosure is calculated as the consolidated net income of the Company and its subsidiaries, determined in accordance with US GAAP.

(9)   For purposes of this pay versus performance disclosure, adjusted EBITA is calculated based on operating income excluding Luxfer Graphic Arts, adjusted for share-based compensation charges; gain on disposal of assets held-for-sale; restructuring charges; acquisitions and disposals costs; impairment charges; other charges; and amortization. See Appendix A for a reconciliation of adjusted EBITA as used for external reporting to its most directly comparable GAAP financial measure.

Named Executive Officers, Footnote		Non-PEO Named Executive Officers (“NEOs”) included within columns (D) and (E) in 2025, 2024 and 2023 are: Stephen Webster, Howard Mead, Jeffrey Moorefield, and Graham Wardlow.		Non-PEO Named Executive Officers (“NEOs”) included within columns (D) and (E) in 2025, 2024 and 2023 are: Stephen Webster, Howard Mead, Jeffrey Moorefield, and Graham Wardlow.		Non-PEO Named Executive Officers (“NEOs”) included within columns (D) and (E) in 2025, 2024 and 2023 are: Stephen Webster, Howard Mead, Jeffrey Moorefield, and Graham Wardlow.		The Non-PEO NEOs included within columns (D) and (E) for 2022 are: Stephen Webster, Peter Gibbons, Jeffrey Moorefield, and Graham Wardlow. Heather Harding is not included as a Non-PEO NEO in 2022, given she resigned as CFO effective March 1, 2022 and served in an advisory role for the remainder of fiscal year 2022. As a result, the compensation paid to Ms. Harding in 2022 distorts the 2022 average SCT and CAP figures included in columns (D) and (E), justifying exclusion.		The Non-PEO NEOs included within columns (D) and (E) for 2021 are: Andy Butcher, Stephen Webster, Graham Wardlow, and Heather Harding.
Peer Group Issuers, Footnote		For 2025, the average Peer Group Total Shareholder Return was calculated with reference to the following companies: Albany International Corp.; Chart Industries, Inc.; Columbus McKinnon Corporation; Energy Recovery, Inc.; Enerpac Tool Group Corp.; EnPro Industries, Inc.; ESCO Technologies, Inc.; Graham Corporation; Greenland Technologies Holding Corporation; Helios Technologies, Inc.; Hillman Solutions Corp.; Hurco Companies, Inc.; Kadant Inc;. Kornit Digital Ltd.; L.B. Foster Company; Mayville Engineering Company, Inc.; Mueller Water Products, Inc.; Nisun International Enterprise Development Group Co., Ltd; NN, Inc.; Omega Flex, Inc.; Park-Ohio Holdings Corp.; Perma-Pipe International Holdings, Inc.; Proto Labs, Inc.; RBC Bearings Incorporated; SPX Corporation; Standex International Corporation; Tennant Company; The Eastern Company; and The Gorman-Rupp Company.		For 2024, 2023 and 2022, the average Peer Group Total Shareholder Return was calculated with reference to the following companies: Albany International Corp.; Barnes Group, Inc.; Chart Industries, Inc.; CIRCOR International, Inc.; Columbus McKinnon Corporation; Energy Recovery, Inc.; Enerpac Tool Group Corp.; EnPro Industries, Inc.; ESCO Technologies, Inc.; Evoqua Water Technologies Corp.; Fathom Digital Manufacturing Corporation; Graham Corporation; Greenland Technologies Holding Corporation; Helios Technologies, Inc.; Hillman Solutions Corp.; Hurco Companies, Inc.; Kadant Inc;. Kornit Digital Ltd.; L.B. Foster Company; Mayville Engineering Company, Inc.; Mueller Water Products, Inc.; Nisun International Enterprise Development Group Co., Ltd; NN, Inc.; Omega Flex, Inc.; Park-Ohio Holdings Corp.; Perma-Pipe International Holdings, Inc.; Proto Labs, Inc.; RBC Bearings Incorporated; SPX Corporation; SPX FLOW, Inc.; Standex International Corporation; Tennant Company; The Eastern Company; The Gorman-Rupp Company; and The L.S. Starrett Company.		For 2024, 2023 and 2022, the average Peer Group Total Shareholder Return was calculated with reference to the following companies: Albany International Corp.; Barnes Group, Inc.; Chart Industries, Inc.; CIRCOR International, Inc.; Columbus McKinnon Corporation; Energy Recovery, Inc.; Enerpac Tool Group Corp.; EnPro Industries, Inc.; ESCO Technologies, Inc.; Evoqua Water Technologies Corp.; Fathom Digital Manufacturing Corporation; Graham Corporation; Greenland Technologies Holding Corporation; Helios Technologies, Inc.; Hillman Solutions Corp.; Hurco Companies, Inc.; Kadant Inc;. Kornit Digital Ltd.; L.B. Foster Company; Mayville Engineering Company, Inc.; Mueller Water Products, Inc.; Nisun International Enterprise Development Group Co., Ltd; NN, Inc.; Omega Flex, Inc.; Park-Ohio Holdings Corp.; Perma-Pipe International Holdings, Inc.; Proto Labs, Inc.; RBC Bearings Incorporated; SPX Corporation; SPX FLOW, Inc.; Standex International Corporation; Tennant Company; The Eastern Company; The Gorman-Rupp Company; and The L.S. Starrett Company.		For 2024, 2023 and 2022, the average Peer Group Total Shareholder Return was calculated with reference to the following companies: Albany International Corp.; Barnes Group, Inc.; Chart Industries, Inc.; CIRCOR International, Inc.; Columbus McKinnon Corporation; Energy Recovery, Inc.; Enerpac Tool Group Corp.; EnPro Industries, Inc.; ESCO Technologies, Inc.; Evoqua Water Technologies Corp.; Fathom Digital Manufacturing Corporation; Graham Corporation; Greenland Technologies Holding Corporation; Helios Technologies, Inc.; Hillman Solutions Corp.; Hurco Companies, Inc.; Kadant Inc;. Kornit Digital Ltd.; L.B. Foster Company; Mayville Engineering Company, Inc.; Mueller Water Products, Inc.; Nisun International Enterprise Development Group Co., Ltd; NN, Inc.; Omega Flex, Inc.; Park-Ohio Holdings Corp.; Perma-Pipe International Holdings, Inc.; Proto Labs, Inc.; RBC Bearings Incorporated; SPX Corporation; SPX FLOW, Inc.; Standex International Corporation; Tennant Company; The Eastern Company; The Gorman-Rupp Company; and The L.S. Starrett Company.		For 2021, the average Peer Group Total Shareholder Return was calculated with reference to the following companies: Barnes Group, Inc.; Cabot Corporation; Carpenter Technology Corporation; Colfax Corporation; Element Solutions, Inc.; Ferroglobe PLC; Graco Inc.; Hexagon Composites ASA; Hexcel Corporation; Kaiser Aluminum Corporation; Koppers Holdings Inc.; Materion Corporation; MSA Safety Incorporated; Mueller Industries, Inc.; Neo Performance Materials Inc.; Schnitzer Steel Industries, Inc.; SunCoke Energy Inc.; TPI Composites Inc.; TriMas Corporation; and Worthington Industries Inc.
Adjustment To PEO Compensation, Footnote		Andy Butcher’s compensation is not included within column (B) and column (C) for 2021, as he was not the Principal Executive Officer (“PEO”) at that time. His compensation is, however, included within columns (D) and (E) for 2021 when he was employed as a Non-PEO Named Executive Officer.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 594,297		$ 609,968		$ 446,574		$ 530,489		$ 773,235
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 516,171		549,689		341,117		344,447		890,867
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The following is an unranked list of what we believe to be important financial performance measures (including adjusted EBITA) we used to link executive compensation for our PEO and Non-PEO NEOs to our performance in 2024:

•        Adjusted EBITA (also referred to in this Proxy Statement as Management EBITA);

•        Cash Conversion;

•        Revenue;

•        Adjusted Diluted EPS Growth; and

•        TSR.

Total Shareholder Return Amount	[2]	$ 108		154.9		67.8		73.4		120.5
Peer Group Total Shareholder Return Amount	[2]	98	[3]	118.9	[4]	129.9	[4]	74.9	[4]	128.8	[5]
Net Income (Loss)	[6]	$ 7,700,000		$ 18,400,000		$ (1,900,000)		$ 26,900,000		$ 29,900,000
Company Selected Measure Amount	[7]	42,800,000		48,100,000		26,900,000		50,200,000		48,700,000
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITA (also referred to in this Proxy Statement as Management EBITA)
Measure:: 2
Pay vs Performance Disclosure
Name		Cash Conversion
Measure:: 3
Pay vs Performance Disclosure
Name		Revenue
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted Diluted EPS Growth
Measure:: 5
Pay vs Performance Disclosure
Name		TSR
Andy Butcher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[8]	$ 2,662,967		$ 3,242,626		$ 1,823,752		$ 2,348,216
PEO Actually Paid Compensation Amount	[8],[9]	2,010,102		2,650,777		879,314		1,075,717
Alok Maskara [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								2,170,667		2,339,733
PEO Actually Paid Compensation Amount	[9]							$ 346,905		$ 3,622,066

[1]	Non-PEO Named Executive Officers (“NEOs”) included within columns (D) and (E) in 2025, 2024 and 2023 are: Stephen Webster, Howard Mead, Jeffrey Moorefield, and Graham Wardlow. The Non-PEO NEOs included within columns (D) and (E) for 2022 are: Stephen Webster, Peter Gibbons, Jeffrey Moorefield, and Graham Wardlow. Heather Harding is not included as a Non-PEO NEO in 2022, given she resigned as CFO effective March 1, 2022 and served in an advisory role for the remainder of fiscal year 2022. As a result, the compensation paid to Ms. Harding in 2022 distorts the 2022 average SCT and CAP figures included in columns (D) and (E), justifying exclusion. The Non-PEO NEOs included within columns (D) and (E) for 2021 are: Andy Butcher, Stephen Webster, Graham Wardlow, and Heather Harding.
[2]	TSR as set forth in the Pay Versus Performance Table assumes, in each case, an initial fixed investment of $100 on January 1 of the relevant Covered Year, in Luxfer ordinary shares for our cumulative TSR, and in the PVP Peer Group for the PVP Peer Group cumulative TSR, based on market prices at the end of each fiscal year reported, and reinvestment of dividends.
[3]	For 2025, the average Peer Group Total Shareholder Return was calculated with reference to the following companies: Albany International Corp.; Chart Industries, Inc.; Columbus McKinnon Corporation; Energy Recovery, Inc.; Enerpac Tool Group Corp.; EnPro Industries, Inc.; ESCO Technologies, Inc.; Graham Corporation; Greenland Technologies Holding Corporation; Helios Technologies, Inc.; Hillman Solutions Corp.; Hurco Companies, Inc.; Kadant Inc;. Kornit Digital Ltd.; L.B. Foster Company; Mayville Engineering Company, Inc.; Mueller Water Products, Inc.; Nisun International Enterprise Development Group Co., Ltd; NN, Inc.; Omega Flex, Inc.; Park-Ohio Holdings Corp.; Perma-Pipe International Holdings, Inc.; Proto Labs, Inc.; RBC Bearings Incorporated; SPX Corporation; Standex International Corporation; Tennant Company; The Eastern Company; and The Gorman-Rupp Company.
[4]	For 2024, 2023 and 2022, the average Peer Group Total Shareholder Return was calculated with reference to the following companies: Albany International Corp.; Barnes Group, Inc.; Chart Industries, Inc.; CIRCOR International, Inc.; Columbus McKinnon Corporation; Energy Recovery, Inc.; Enerpac Tool Group Corp.; EnPro Industries, Inc.; ESCO Technologies, Inc.; Evoqua Water Technologies Corp.; Fathom Digital Manufacturing Corporation; Graham Corporation; Greenland Technologies Holding Corporation; Helios Technologies, Inc.; Hillman Solutions Corp.; Hurco Companies, Inc.; Kadant Inc;. Kornit Digital Ltd.; L.B. Foster Company; Mayville Engineering Company, Inc.; Mueller Water Products, Inc.; Nisun International Enterprise Development Group Co., Ltd; NN, Inc.; Omega Flex, Inc.; Park-Ohio Holdings Corp.; Perma-Pipe International Holdings, Inc.; Proto Labs, Inc.; RBC Bearings Incorporated; SPX Corporation; SPX FLOW, Inc.; Standex International Corporation; Tennant Company; The Eastern Company; The Gorman-Rupp Company; and The L.S. Starrett Company.
[5]	For 2021, the average Peer Group Total Shareholder Return was calculated with reference to the following companies: Barnes Group, Inc.; Cabot Corporation; Carpenter Technology Corporation; Colfax Corporation; Element Solutions, Inc.; Ferroglobe PLC; Graco Inc.; Hexagon Composites ASA; Hexcel Corporation; Kaiser Aluminum Corporation; Koppers Holdings Inc.; Materion Corporation; MSA Safety Incorporated; Mueller Industries, Inc.; Neo Performance Materials Inc.; Schnitzer Steel Industries, Inc.; SunCoke Energy Inc.; TPI Composites Inc.; TriMas Corporation; and Worthington Industries Inc.
[6]	Net income for the purposes of this pay versus performance disclosure is calculated as the consolidated net income of the Company and its subsidiaries, determined in accordance with US GAAP.
[7]	For purposes of this pay versus performance disclosure, adjusted EBITA is calculated based on operating income excluding Luxfer Graphic Arts, adjusted for share-based compensation charges; gain on disposal of assets held-for-sale; restructuring charges; acquisitions and disposals costs; impairment charges; other charges; and amortization. See Appendix A for a reconciliation of adjusted EBITA as used for external reporting to its most directly comparable GAAP financial measure.
[8]	Andy Butcher’s compensation is not included within column (B) and column (C) for 2021, as he was not the Principal Executive Officer (“PEO”) at that time. His compensation is, however, included within columns (D) and (E) for 2021 when he was employed as a Non-PEO Named Executive Officer.
[9]	For each Covered Year, in determining both the CAP for our PEO and the average CAP for our Non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the Summary Compensation Table for such Covered Year:

•        the aggregate change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table; and

•        values reported in the Annual Equity Awards column of the Summary Compensation Table, as follows:

•      for any equity awards granted in the Covered Year that are outstanding and unvested as of December 31 of the relevant Covered Year, the year-end fair value of said awards is added;

•      for any awards granted in years prior to the Covered Year that are outstanding and unvested as of December 31 of the relevant Covered Year, the increase in fair value is added (or the decrease in fair value is deducted) by comparing the fair value as of December 31 of the Covered Year to the fair value at the end of the prior fiscal year;

•        for awards that are granted and vest in the same Covered Year, the fair value as of the vesting date is added;

•        for awards granted in prior years that vest in the Covered Year, the increase in fair value is added (or the decrease in fair value is deducted), by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal year; and

•        for awards granted in prior years that are deemed to fail to meet the applicable vesting condition during the Covered Year, the fair value as of December 31 of the prior fiscal year is deducted.